STOCKHOLDERS' EQUITY - Additional Information (Details)							1 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended
	Jul. 19, 2024 shares	Jul. 18, 2024 shares	Apr. 24, 2024 USD ($)	Apr. 23, 2024 $ / shares shares	Mar. 07, 2023 USD ($) $ / shares shares	Aug. 12, 2020 shares	Apr. 30, 2024 $ / shares shares	May 31, 2018 $ / shares shares	Sep. 30, 2024 USD ($) vote $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 17, 2024 shares	Apr. 22, 2024 shares	Jun. 30, 2023 $ / shares shares	Mar. 31, 2023 $ / shares shares	Sep. 30, 2022 $ / shares shares	Jun. 30, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		50,000,000		20,000,000					50,000,000	20,000,000	20,000,000	20,000,000	50,000,000	20,000,000	200,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)									10,000,000	10,000,000	10,000,000	10,000,000	10,000,000			10,000,000	10,000,000	10,000,000	10,000,000	10,000,000
Dividends in arrears or default | $									$ 0		$ 0
Common Stock Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)									866		866	625,859	866
Warrants expired (in shares)											624,993
Warrants, aggregate intrinsic value, outstanding | $									$ 0		$ 0	$ 0	$ 0
Common Stock Warrant | Weighted Average
Class of Stock [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares									$ 230.95		$ 230.95	$ 136.33	$ 230.95
Common Stock
Class of Stock [Line Items]
Issuance of common stock upon conversion of Series X convertible preferred stock (in shares)						26,120
Number of votes for each share held | vote									1		1
Series X Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)								5,000,000	4,947,759	4,947,759	4,947,759	4,947,759	4,947,759			4,947,759	4,947,759	4,947,759	4,947,759	4,947,759
Maximum ownership following conversion (more than) (as a percent)								9.99%
Preferred stock, shares outstanding (in shares)									2,104,472	2,104,472	2,104,472	1,818,472	2,104,472			2,104,472	2,104,472	1,818,472	1,818,472	1,818,472
Common stock issued for each preferred stock (in shares)								0.5
Issuance of common stock upon conversion of Series X convertible preferred stock (in shares)						52,241
Number of votes for each share held | vote									0
Series A Convertible Voting Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)									204,725				204,725
Preferred stock, shares outstanding (in shares)									204,725		0		204,725
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001
Preferred stock, shares authorized (in shares)							240,000
Conversion of stock, shares issued (in shares)	2,469,250
Conversion of stock, shares converted (in shares)	35,275
Maximum ownership following conversion (more than) (as a percent)	9.99%						9.99%
Preferred stock, shares outstanding (in shares)									204,725				204,725
Common stock issued for each preferred stock (in shares)							70
Controlled Equity Sales Agreement, Cantor Fitzgerald and Company
Class of Stock [Line Items]
Shares sold (in shares)									0	310,983	310,983	170,723	0
Sale of stock, net | $										$ 8,700,000	$ 8,700,000	$ 2,400,000
Consideration remaining on transaction | $									$ 37,100,000		$ 37,100,000		$ 37,100,000
2023 Underwritten Public Offering
Class of Stock [Line Items]
Sale of stock, net | $					$ 17,300,000
Sale of stock, gross | $					$ 19,500,000
2023 Underwritten Public Offering | Common Stock
Class of Stock [Line Items]
Shares sold (in shares)					554,300
Offering price (in dollars per share) | $ / shares					$ 25.34
2023 Underwritten Public Offering | Series X Convertible Preferred Stock
Class of Stock [Line Items]
Shares sold (in shares)					286,000
Offering price (in dollars per share) | $ / shares					$ 12.67
Over-Allotment Option | Common Stock
Class of Stock [Line Items]
Shares sold (in shares)					72,300
2024 Private Placement | Series A Convertible Voting Preferred Stock
Class of Stock [Line Items]
Shares sold (in shares)				240,000
Sale of stock, net | $			$ 239,100,000
Sale of stock, gross | $			$ 240,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.0001
2024 Private Placement | Series A Convertible Preferred Stock
Class of Stock [Line Items]
Offering price (in dollars per share) | $ / shares				$ 1,000
Conversion of stock, shares issued (in shares)		16,800,000
Conversion of stock, shares converted (in shares)		240,000